Reconciliation of Contingent Asset and Contingent Liability (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reconciliation of the contingent asset asset that is measured and recorded at fair value on a recurring basis using significant unobservable inputs
Beginning balance, Contingent Asset		$ 815,011
Settlements, Contingent Asset		(886,988)
Total net unrealized gains (losses) included in earnings, Contingent Asset		71,977
Total net unrealized gains (losses) included in other comprehensive income
Transfers into level 3 (gross), Contingent Asset
Transfers out of level 3 (gross), Contingent Asset
Ending balance, Contingent Asset
Change in unrealized gains or losses for the period included in earnings for assets, Contingent Liability
Reconciliation of the contingent liability that is measured and recorded at fair value on a recurring basis using significant unobservable inputs
Beginning balance, Contingent Liability	(142,500)	(140,125)
Settlements, Contingent Liability
Total net unrealized gains (losses) included in earnings, Contingent Liability	(27,500)	(2,375)
Total net unrealized gains (losses) included in other comprehensive income, Contingent Liability
Transfers into level 3 (gross), Contingent Liability
Transfers out of level 3 (gross), Contingent Liability
Ending balance, Contingent Liability	(170,000)	(142,500)
Change in unrealized gains or losses for the period included in earnings for liabilities, Contingent Liability	$ (27,500)	$ (2,375)